[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Investments at Fair Value - 117.79% of Net Assets(4),(5)
Asset Backed Securities - 9.73% of Net Assets
Structured Finance
France
FCT Noria 2023
Class G Note, 14.74% (1M EURIBOR + 12.50%, due 10/24/2040)(6),(7)	10/01/2023	$958,911	$1,016,562	$1,030,653
United States
Carmax Select Receivables Trust 2025-B
Class R Note (effective yield 26.02%, maturity 09/15/2032)(7),(8)	09/17/2025	1,612	1,139,845	1,145,702
Carvana Auto Receivables Trust 2024-P4
Class R Note (effective yield 13.50%, maturity 12/10/2032)(7),(8)	12/10/2024	2,937	893,191	931,236
Carvana Auto Receivables Trust 2025-N1
Class EX5 Note (effective yield 19.48%, maturity 08/10/2032)(7),(8)	02/11/2025	3,571	645,872	637,237
Carvana Auto Receivables Trust 2025-P3
Class R Note (effective yield 15.78%, maturity 09/12/2033)(7),(8)	09/16/2025	4,850	3,057,757	3,024,238
Carvana Auto Receivables Trust 2026-P1
Class R Note (effective yield 14.54%, maturity 03/10/2034)(7),(8)	03/10/2026	1,650	840,143	833,482
Carvana Auto Receivables Trust 2026-P2
Class R Note (effective yield 13.10%, maturity 06/12/2034)(7),(8)	05/19/2026	2,906	1,431,844	1,440,871
VCP RRL ABS IV LLC
Class C Note, 11.08% (3M SOFR + 7.40%, due 04/20/2035)(6),(7)	02/04/2025	1,368,180	1,368,180	1,348,466
Total United States			9,376,832	9,361,232
Total Asset Backed Securities			10,393,394	10,391,885

Collateralized Fund Obligation Equity - 6.29% of Net Assets
Structured Finance
United States
ALP CFO 2024, L.P.
Subordinated Note (effective yield 25.18%, maturity 10/15/2036)(7),(8),(9)	10/21/2024	2,036,000	2,036,000	1,413,078
ALP CFO 2025, L.P.
Subordinated Note (effective yield 30.60%, maturity 07/15/2037)(7),(8),(9)	07/30/2025	3,250,000	3,250,000	2,842,119
Coller Private Equity Backed Notes & Loans II-A L.P.
Preferred Equity (effective yield 21.33%, maturity 04/30/2037)(7),(8),(9),(10)	07/21/2025	2,522,611	2,522,611	2,277,662
Glendower Capital Secondaries CFO, LLC
Subordinated Loan (effective yield 10.35%, maturity 07/13/2038)(7),(8),(9)	10/01/2023	415,896	434,406	189,423
Total Collateralized Fund Obligation Equity			8,243,017	6,722,282

Collateralized Loan Obligation Debt - 0.99% of Net Assets
Structured Finance
United States
KKR CLO 16 Ltd.
Secured Note - Class D-R2, 11.05% (3M SOFR + 7.37%, due 10/20/2034)(6),(7)	10/01/2023	1,200,000	1,125,117	1,057,774
Total Collateralized Loan Obligation Debt			1,125,117	1,057,774

Collateralized Loan Obligation Equity - 17.48% of Net Assets
Structured Finance
United States
AMMC CLO 28, Limited
Subordinated Note (effective yield 11.50%, maturity 07/20/2037)(7),(8),(9)	01/28/2025	3,375,000	2,450,000	1,974,175
Ares LXIX CLO Ltd.
Income Note (effective yield 8.88%, maturity 04/15/2037)(7),(8),(9),(11)	01/31/2024	2,625,000	1,558,223	796,402
Ares LXXVI CLO Ltd.
Income Note (effective yield 13.98%, maturity 05/27/2038)(7),(8),(9),(11)	04/14/2025	2,100,000	1,411,390	1,207,120
CIFC Funding 2017-V Ltd
Subordinated Note (effective yield 2.91%, maturity 07/17/2037)(7),(8),(9)	10/30/2024	1,000,000	430,696	273,766

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity - 17.48% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
CIFC Funding 2025-V, Ltd.
Income Note (effective yield 10.95%, maturity 10/15/2038)(7),(8),(9),(11)	07/30/2025	$3,425,000	$2,783,190	$2,326,376
Dryden 90 CLO, Ltd.
Subordinated Note (effective yield 9.37%, maturity 11/15/2038)(7),(8),(9),(11)	04/09/2024	1,450,000	1,258,513	913,736
Madison Park Funding XL-R, Ltd.
Income Note (effective yield 11.93%, maturity 10/16/2038)(7),(8),(9)	09/05/2025	2,000,000	1,900,000	1,327,397
Total United States			11,792,012	8,818,972
Various
Aqueduct European CLO 5-2020 DAC
Class M-1 Note (effective yield 0.61%, maturity 04/20/2034)(7),(8),(9)	12/27/2024	962,000	574,957	425,864
Aqueduct European CLO 5-2020 DAC
Class M-2 Note (effective yield 0.61%, maturity 04/20/2034)(7),(8),(9),(11)	12/27/2024	973,000	629,633	435,797
Aqueduct European CLO 5-2020 DAC
Subordinated Note (effective yield 35.50%, maturity 07/15/2039)(7),(8),(9)	06/26/2026	1,080,000	310,003	311,037
Aurium CLO XIII DAC
Subordinated Note (effective yield 7.88%, maturity 04/15/2038)(7),(8),(9)	01/30/2025	905,000	850,346	711,902
Avoca CLO XXXI DAC
Subordinated Note (effective yield 6.90%, maturity 07/15/2038)(7),(8),(9)	02/12/2025	820,000	653,274	575,785
Blackrock European CLO XV DAC
Subordinated Note (effective yield 5.85%, maturity 01/28/2038)(7),(8),(9)	11/29/2024	810,000	740,068	585,229
Blackstone Blackthorn Park DAC
Subordinated Note (effective yield 18.90%, maturity 10/15/2039)(7),(8),(9),(11)	06/26/2026	4,560,000	3,938,139	3,951,272
Dryden 125 Euro CLO 2024 DAC
Subordinated Note (effective yield 15.43%, maturity 11/15/2038)(7),(8),(9),(11)	10/03/2025	1,280,000	1,203,929	1,037,640
Henley CLO XI DAC
Subordinated Note (effective yield 11.13%, maturity 04/25/2039)(7),(8),(9)	02/10/2025	430,000	416,257	403,048
OCP Euro CLO 2022-6 DAC
Subordinated Note (effective yield 8.57%, maturity 07/20/2036)(7),(8),(9)	04/23/2024	625,000	513,412	440,163
Sculptor European CLO XII DAC
Subordinated Note (effective yield 12.33%, maturity 01/15/2038)(7),(8),(9)	11/27/2024	1,395,000	1,105,021	975,927
Total Various			10,935,039	9,853,664
Total Collateralized Loan Obligation Equity			22,727,051	18,672,636

Equity Securities - 4.85% of Net Assets
Entertainment
United States
SI Tickets, Inc.
Common Equity(7),(9),(12)	08/25/2025	92,903	272,232	265,795
Financial Services
Singapore
FinAccel Pte Ltd
Common Equity(7),(9),(12)	05/07/2026	1,874	35,437	69,188
United States
Delta Financial Holdings LLC
Common Units(7),(9),(12),(13)	10/01/2023	0	115	115
Delta Leasing SPV III, LLC
Common Equity(7),(9),(12),(13)	10/01/2023	4	2	124,859
Horizon Technology Finance Corporation
Common Equity	11/12/2025	1,770	12,602	8,248
Opal SPV LLC
Common Units(7),(9),(12)	02/25/2025	620	458,733	416,144
Pasadena Private Lending, Inc.
Common Equity, Class A-2(7),(9),(12)	12/18/2025	1,386	12,949	14,761

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Equity Securities - 4.85% of Net Assets (continued)
Financial Services (continued)
United States (continued)
Trinity Capital Inc
Common Equity	04/07/2025	$74,896	$1,029,101	$1,327,906
Total United States			1,513,502	1,892,033
Total Financial Services			1,548,939	1,961,221
Infrastructure
United States
Calistoga 2025 I LLC
Partnership Interest(7),(13)	06/23/2025	1,181,338	986,550	1,002,297
Structured Finance
Various
1988 CLO LP, Series R-1
Limited Partnership Interest(7)	02/13/2026	1,451,613	1,699,986	1,657,421
ASPF Oceanus Co-Invest (Cayman), L.P.
Partnership Interest (effective yield 13.69%, maturity 01/05/2029)(7),(8),(9),(10)	01/30/2024	339,364	229,578	298,163
Total Structured Finance			1,929,564	1,955,584
Total Equity Securities			4,737,285	5,184,897

Loan Accumulation Facilities - 3.44% of Net Assets
Structured Finance
United States
Steamboat LVI Ltd.
Loan Accumulation Facility(7),(9),(14)	05/27/2025	696,175	696,175	688,100
Steamboat LIX Ltd.
Loan Accumulation Facility(7),(9),(14)	06/23/2025	1,008,825	1,008,825	1,056,208
Steamboat LXII Ltd.
Loan Accumulation Facility(7),(9),(14)	10/08/2025	1,165,525	1,165,525	1,166,362
Steamboat LXIII Ltd.
Loan Accumulation Facility(7),(9),(14)	12/17/2025	756,300	756,300	759,405
Total Loan Accumulation Facilities			3,626,825	3,670,075

Loans and Notes - 44.38% of Net Assets
Entertainment
United States
FVP Ticketing Partners, LLC
Senior Secured Note, 10.00% (CD 1M SOFR + 5.75%, due 08/28/2028)(6),(7),(9)	04/24/2026	327,951	293,305	318,820
SI Tickets, Inc.
Senior Secured Loan, 10.00% (due 08/30/2026)(7),(9),(15),(16)	11/12/2025	28,575	28,575	119,386
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 08/28/2028)(6),(7),(9),(16)	08/25/2025	871,413	840,009	834,909
SI Tickets, Inc.
Senior Secured Loan, 12.50% (CD 1M SOFR + 5.75%, due 08/28/2028)(6),(7),(9),(16)	08/25/2025	1,165,354	977,455	1,116,536
Total Entertainment			2,139,344	2,389,651
Financial Services
United States
Ares PBN Finance Co V LLC
Senior Secured CFO Debt, Class C Loan, 12.16% (3M SOFR + 8.50%, due 12/09/2040)(6),(7),(9),(10)	02/02/2026	359,174	359,174	355,087
BSD Capital Inc.
Senior Unsecured Note, 6.34% (3M SOFR + 2.66%, due 10/31/2027)(6),(7),(9)	01/16/2025	1,341,000	1,221,049	1,239,758
Delta Leasing SPV III, LLC
Senior Secured Note, 13.00% (due 07/18/2030)(7),(9),(10),(13),(15),(16)	10/01/2023	2,447,388	2,447,601	2,447,388
Horizon Technology Finance Corporation
Convertible Senior Unsecured Note, 5.50% (due 09/04/2030)(7),(9),(15)	09/04/2025	441,430	409,154	396,868

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 44.38% of Net Assets (continued)
Financial Services (continued)
United States (continued)
Opal SPV LLC
Senior Secured Term Loan, 14.00% (due 02/04/2030)(7),(9),(10),(15)	02/14/2025	$3,534,639	$3,163,793	$3,308,422
Pasadena Private Lending, Inc.
Senior Secured Loan, 13.48% (3M SOFR + 9.75%, due 01/31/2031)(6),(7),(9),(10)	12/18/2025	709,775	672,645	684,081
Ready Capital Corporation
Senior Unsecured Note, 5.50% (due 12/30/2028)(7),(15)	12/19/2025	400,000	328,249	323,452
Ready Capital Corporation
Senior Unsecured Note, 9.00% (due 12/15/2029)(15)	12/03/2024	1,492	37,263	33,704
Ready Term Holdings, LLC
Senior Secured Loan, 10.16% (3M SOFR + 6.50%, due 04/12/2029)(6),(7),(9)	04/10/2024	2,250,000	2,214,980	2,162,025
Total Financial Services			10,853,908	10,950,785
Infrastructure
United States
Cross Trails Energy Storage Project, LLC
Senior Secured Loan, 9.63% (6M SOFR + 6.00%, due 07/23/2032)(6),(7),(9)(17)	07/28/2025	2,628,464	2,598,856	2,496,447
Heritage Energy Holdings, LLC
Senior Secured Loan, 15.00% (due 06/30/2027)(7),(9),(15),(16)	12/31/2025	1,769,733	1,720,992	2,081,383
Integrated Modular Data Centers, LLC
Senior Secured Loan, 11.00% (due 10/19/2026)(7),(9),(10),(15),(16)	09/22/2025	956,586	956,586	1,090,508
Micro Parent, LLC
Senior Secured Loan, 13.00% (due 04/29/2031)(7),(9),(10),(15)	05/12/2026	1,620,565	1,519,598	1,515,449
Nexus Apex Holdings, LLC
Senior Secured Loan, 14.73% (3M SOFR + 11.00%, due 02/28/2029)(6),(7),(9),(16),(17)	02/26/2026	17,452,166	17,138,181	22,216,607
Total Infrastructure			23,934,213	29,400,394
Municipal
United States
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(7),(9),(12),(15)	04/03/2025	540,541	520,835	435,946
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(7),(9),(12),(15)	04/03/2025	735,135	716,072	592,887
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(7),(9),(12),(15)	04/03/2025	360,360	347,223	290,630
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(7),(9),(12),(15)	04/28/2025	1,693,179	1,693,179	1,365,549
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(7),(9),(12),(15)	04/28/2025	130,245	130,245	105,043
Total Municipal			3,407,554	2,790,055
Structured Finance
United States
CVC Structured Solutions 2, LLC
Senior Secured CFO Debt, Class C Loan, 12.36% (US CMT 5Y + 8.75%, due 09/03/2040)(6),(7),(9),(10)	09/02/2025	300,000	288,933	300,003
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 13.50% (US CMT 3Y 5Y AVG + 9.15%, due 12/15/2034)(6),(7),(9),(10)	11/20/2024	1,354,100	1,354,101	1,386,274
Glendower Capital Secondaries CFO, LLC
Senior Secured CFO Debt, Class C Loan, 14.50% (due 07/13/2038)(7),(9),(15)	10/01/2023	182,440	182,089	184,816

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 44.38% of Net Assets (continued)
Total Structured Finance			$1,825,123	$1,871,093
Total Loans and Notes			42,160,142	47,401,978

Preferred Stock - 4.35% of Net Assets
Financial Services
United States
Adamas Trust Inc.
Preferred Stock, Series F(15)	09/17/2025	$21,086	467,639	515,236
Arbor Realty Trust Inc.
Preferred Stock, Series F(15)	04/10/2024	51,074	1,058,836	1,149,165
Delta Financial Holdings LLC
Preferred Units(7),(9),(12),(13)	10/01/2023	51	50,600	50,593
NCS SPV LLC
Preferred Stock(7),(9),(10),(12),(16)	04/20/2026	0	14	1,390
NCS SPV LLC
Preferred Stock(7),(9),(10),(15),(16)	04/20/2026	1,395	1,394,578	1,394,578
Pasadena Private Lending, Inc.
Preferred Stock, Class C-2(7),(9),(15),(16)	12/18/2025	1,386	48,035	46,833
Pasadena Private Lending, Inc.
Preferred Stock, Class D(7),(9),(15),(16)	10/17/2025	250	235,429	237,302
Total Financial Services			3,255,131	3,395,097
Healthcare
United States
CA PC TopCo, L.P.
Preferred Units, Class A(7),(9)	02/13/2026	77,324	–	240,872
Infrastructure
United States
Micro Parent, LLC
Senior Preferred Equity(7),(9),(12),(15)	04/28/2026	1,035,000	1,014,300	1,014,300
Total Preferred Stock			4,269,431	4,650,269

Rated Feeder Fund Equity - 0.36% of Net Assets
Structured Finance
United States
CVC Structured Solutions 2, LLC
Subordinated Loan (effective yield 26.52%, maturity 09/03/2040)(7),(8),(9),(10)	09/02/2025	450,000	450,000	385,810
Total Rated Feeder Fund Equity			450,000	385,810

Regulatory Capital Relief Securities - 25.54% of Net Assets
Banking
France
BNP Paribas, Marianne
Credit Linked Note, 11.65% (3M EURIBOR + 9.50%, due 10/12/2032)(6),(7),(9)	10/01/2023	662,876	700,825	758,483
Italy
Cassini SPV S.r.l.
Credit Linked Note, 10.16% (3M EURIBOR + 8.00%, due 08/08/2036)(6),(7),(9)	06/26/2025	1,046,200	1,224,729	1,199,287
Gregory SPV S.r.l
Credit Linked Note, 9.87% (3M EURIBOR + 7.75%, due 09/30/2045)(6),(7),(9)	03/24/2025	2,316,912	2,502,741	2,650,788
Total Italy			3,727,470	3,850,075
United States
BNP Paribas, Broadway 1
Credit Linked Note, 11.63% (CD 3M SOFR + 8.00%, due 04/12/2031)(6),(7),(9)	03/15/2024	398,839	398,839	399,787
Deutsche Bank AG, LOFT 2022-1
Credit Linked Note - Class C, 24.15% (CD 3M SOFR + 19.00%, due 02/28/2032)(6),(7),(9)	10/01/2023	2,826,477	2,677,067	2,888,172

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Regulatory Capital Relief Securities - 25.54% of Net Assets (continued)
Banking (continued)
Total United States			$3,075,906	$3,287,959
Various
Banco Santander S.A., Ducati
Credit Linked Note - Class A, 11.41% (3M EURIBOR + 9.00%, due 06/20/2030)(6),(7),(9)	03/08/2024	$333,160	364,360	382,602
BNP Paribas, Echo 1
Credit Linked Note, 10.20% (3M EURIBOR + 8.00%, due 09/26/2031)(6),(7),(9)	09/18/2024	788,092	875,299	916,923
Deutsche Bank AG, GATE 2025-1
Credit Linked Note, 11.53% (3M EURIBOR + 9.50%, due 10/25/2035)(6),(7),(9)	04/07/2025	2,871,000	3,134,553	3,285,943
Deutsche Bank AG, TRAFIN 2023-1
Credit Linked Note - Class A, 13.75% (CD 3M SOFR + 10.00%, due 06/01/2029)(6),(7),(9)	11/27/2023	1,125,000	1,125,000	1,143,304
FCT Junon 2023
Class AR Note, 9.85% (3M EURIBOR + 7.60%, due 05/09/2033)(6),(7),(9)	03/10/2025	2,500,000	2,708,119	2,873,770
Granville USD Ltd., 2023-1
Class E2 Note, 13.53% (SOFR + 9.75%, due 07/31/2031)(6),(7),(9)	10/01/2023	1,700,000	1,701,482	1,707,312
Manitoulin USD Ltd., Algonquin Series 2023-1
Guarantee Linked Note - Class E, 13.89% (CD 3M SOFR + 10.25%, due 11/01/2028)(6),(7),(9)	10/16/2023	2,211,011	2,211,011	2,185,237
Manitoulin USD Ltd., Quetico Series II
Guarantee Linked Note, 14.05% (CD 3M SOFR + 10.38%, due 04/20/2034)(6),(7),(9),(10)	09/08/2025	2,269,000	2,269,000	2,270,863
Pomona Finance Limited
Credit Linked Note, 16.93% (ESTR + 15.00%, due 09/29/2033)(6),(7),(9)	10/01/2023	1,794,809	1,891,876	2,047,403
Setanta Finance 2024 DAC
Class B Note, 9.77% (3M EURIBOR + 7.75%, due 01/28/2033)(6),(7),(9)	11/08/2024	1,522,532	1,632,007	1,741,079
Standard Chartered Bank, Chakra 9
Class B Note, 14.42% (CD 3M SOFR + 10.75%, due 04/19/2033)(6),(7),(9)	04/05/2024	780,000	780,000	824,357
Total Various			18,692,707	19,378,793
Total Regulatory Capital Relief Securities			26,196,908	27,275,310

Royalties - 0.00% of Net Assets
Infrastructure
United States
Micro Parent, LLC
Royalty Fee(7),(9),(12)	05/12/2026	5,925,000	–	–
Total Royalties			–	–

Warrants - 0.38% of Net Assets
Financial Services
Singapore
FinAccel Pte Ltd
FinAccel C Note PIK Warrants(7),(9),(12),(16)	10/01/2023	5,325	204,903	347,030
United States
Pasadena Private Lending, Inc.
Warrants(7),(9),(12)	10/20/2025	3,236	30,233	34,431
Total Financial Services			235,136	381,461
Infrastructure
United States
Heritage Energy Holdings, LLC
Warrants(7),(9),(12)	12/31/2025	855,000	22,033	22,230

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Warrants - 0.38% of Net Assets (continued)
Manufacturing
United States
Footprint International Holdco Inc
Warrant(7),(9),(12)	10/01/2023	$4,009	$3,788	0
Total Warrants			260,957	$403,691

Total investments at fair value as of June 30, 2026			124,190,127	125,816,607

Liabilities at Fair Value - (0.01%) of Net Assets(4)

Unfunded Loan Commitments - (0.01)% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc. (Unfunded)
Bank Loan, 13.48% (3M SOFR + 9.75%, due 01/31/2031)(6),(7),(10)	12/18/2025	(269,225)	–	(9,746)
Total Unfunded Loan Commitments			–	(9,746)
Total Liabilities at Fair Value as of June 30, 2026			–	(9,746)

Net assets above (below) fair value of investments				(18,994,744)

Net Assets as of June 30, 2026				$106,812,117

(1)	Unless otherwise noted, the Fund is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities.

(2)	Acquisition date represents the initial of purchase or the date the investment was acquired by the Fund.

(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund's Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.

(4)	Country represents the principal country of risk where the investment has exposure.

(5)	Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.

(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.

(7)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of June 30, 2026, the aggregate fair value of these securities is $122.8 million, or 114.95% of the Fund’s net assets.

(8)	Collateralized Loan Obligation (“CLO”) Equity, Collateralized fund obligation equity and certain other investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.

(9)	Classified as Level III investment.

(10)	This investment has an unfunded commitment as of June 30, 2026.

(11)	Fair value includes the Fund's interest in fee rebates on CLO subordinated and income notes.

(12)	Non-income producing security.

[EAGLE POINT ENHANCED INCOME TRUST LOGO]

Eagle Point Enhanced Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

(13)	The following investment is an affiliated investment as defined under the 1940 Act, which represents investments in which the Fund owns 5% or more of the outstanding voting securities under common ownership or control.

Issuer	Investment Description	Fair Value	Fund Commitment	Unfunded Commitment
Calistoga 2025 I LLC	Partnership Interest Senior Secured Note, 13.00%	$1,002,297	$986,550	$	N/A
Delta Leasing SPV III, LLC	(due 07/18/2030)	2,447,388	2,447,601		1,043,346
Delta Financial Holdings LLC	Common Units	115	115		N/A
Delta Financial Holdings LLC	Preferred Units	50,593	50,600		N/A
Delta Leasing SPV III, LLC	Common Equity	124,859	2		N/A
		$3,625,242	$3,484,868		$1,043,346

(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.

(15)	Fixed rate investment.

(16)	As of June 30, 2026, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.

(17)	The Fund sold a participation interest in loans and notes with a cost of $6.2 million and fair value of $6.6 million. As of June 30, 2026 this liability bears an interest rate of 10.73%.

Reference Keys:

CD- Compounded Daily

ESTR- Euro Short-Term Rate

EUR- Euro

EURIBOR- Euro Interbank Offered Rate

SOFR- Secured Overnight Financing Rate

US CMT- U.S. Constant Maturity Treasury Yield

Forward Currency Contracts, at Fair Value

					Acquisition	Settlement
Currency Purchased		Currency Sold		Counterparty	Date	Date	Fair Value

Unrealized appreciation on forward currency contracts
USD	26,725,635	EUR	22,714,710	Barclays Bank PLC	04/28/2026	07/31/2026	$723,366
USD	356,139	EUR	302,307	Barclays Bank PLC	05/12/2026	07/31/2026	10,079
USD	464,774	EUR	400,349	Barclays Bank PLC	05/21/2026	07/31/2026	6,481
USD	247,185	EUR	212,250	Barclays Bank PLC	06/04/2026	07/31/2026	4,216
USD	419,637	EUR	362,903	Barclays Bank PLC	06/05/2026	07/31/2026	4,210
USD	325,189	EUR	283,000	Barclays Bank PLC	06/18/2026	07/31/2026	1,230
EUR	103,051	USD	117,578	Barclays Bank PLC	06/26/2026	07/31/2026	388
Total unrealized appreciation on forward currency contracts							$749,970

Unrealized depreciation on forward currency contracts
EUR	393,921	USD	457,902	Barclays Bank PLC	05/19/2026	07/31/2026	$(6,968)
EUR	214,153	USD	252,063	Barclays Bank PLC	04/30/2026	07/31/2026	(6,915)
EUR	107,254	USD	126,661	Barclays Bank PLC	05/11/2026	07/31/2026	(3,883)
EUR	88,925	USD	104,986	Barclays Bank PLC	05/08/2026	07/31/2026	(3,191)
USD	355,713	EUR	311,304	Barclays Bank PLC	06/29/2026	07/31/2026	(646)
Total unrealized depreciation on forward currency contracts							$(21,603)